First Trust S-Network E-Commerce ETF Shareholder Fees	Mar. 31, 2026
First Trust S-Network E-Commerce ETF | First Trust S-Network E-Commerce ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%